OPERATING LEASE (Details Narrative) - USD ($)				12 Months Ended
	Apr. 06, 2022	Jun. 30, 2020	Jan. 02, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Five -Years Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description			the Company entered into a five-years lease agreement with an individual to rent a factory space of 19,333 square meters at Dali County, PRC
Lease terms			5 years
Lease rental payment				$ 22,890	$ 23,043	$ 16,056
One -Year Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description		the Company entered into a one-year lease agreement with Pioneering Park of Xi’an High-tech Zone to rent an office space of 807 square meters at Xi’an City, PRC. On June 3, 2021, the Company renewed the lease agreement with three years term from July 1, 2021 to June 30, 2024
Lease terms		1 year
Lease rental payment				47,487	$ 42,494	$ 9,870
Three Years Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description	the Company entered into a three-years lease agreement with Xi’an Droplets Culture Ltd. to rent an office space of 1163 square meters at Xi’an City, PRC
Lease terms	3 years
Lease rental payment				$ 97,351